UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-PX

annual report of proxy voting record of
registered management investment company

Investment Company Act file number: 811- 07502

BNY Mellon International Securities Funds, Inc.

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286

(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400

Date of fiscal year end: 5/31

Date of reporting period: July 1, 2022-June 30, 2023

Item 1. Proxy Voting Record

BNY Mellon International Securities Funds, Inc.

BNY Mellon International Securities Funds, Inc. – BNY Mellon Emerging Markets Securities Fund – liquidated on July 22, 2022.

 ================= BNY Mellon Emerging Markets Securities Fund ==================

CHENNAI SUPER KINGS CRICKET LIMITED

Ticker:                      Security ID:  Y1R2A3118
Meeting Date: SEP 21, 2022   Meeting Type: Annual
Record Date:  SEP 14, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Reelect R. Srinivasan as Director       For       For          Management
3     Approve Reappointment and Remuneration  For       For          Management
      of K.S.Viswanathan as Wholetime
      Director Designated as Chief Executive
      Officer

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MINDTREE LIMITED

Ticker:       532819         Security ID:  Y60362103
Meeting Date: JUL 13, 2022   Meeting Type: Annual
Record Date:  JUL 06, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Confirm Interim Dividend and Declare    For       For          Management
      Final Dividend
3     Reelect Venugopal Lambu as Director     For       For          Management
4     Reelect A. M. Naik as Director          For       For          Management
5     Approve Continuation of Office of A. M. For       For          Management
      Naik as Director

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PINDUODUO INC.

Ticker:       PDD            Security ID:  722304102
Meeting Date: JUL 31, 2022   Meeting Type: Annual
Record Date:  JUL 07, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Lei Chen                 For       For          Management
2     Elect Director Anthony Kam Ping Leung   For       For          Management
3     Elect Director Haifeng Lin              For       For          Management
4     Elect Director Qi Lu                    For       For          Management
5     Elect Director Nanpeng Shen             For       For          Management
6     Elect Director George Yong-Boon Yeo     For       Against      Management

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PT INDOFOOD SUKSES MAKMUR TBK

Ticker:       INDF           Security ID:  Y7128X128
Meeting Date: JUL 22, 2022   Meeting Type: Annual
Record Date:  JUN 29, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Directors' Report on Company's  For       For          Management
      Business Activities and Financial
      Performance
2     Approve Financial Statement             For       For          Management
3     Approve Allocation of Income            For       For          Management
4     Approve Remuneration of Directors and   For       For          Management
      Commissioners
5     Approve Auditors and Authorize Board    For       Against      Management
      to Fix Their Remuneration

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REC LIMITED

Ticker:       532955         Security ID:  Y73650106
Meeting Date: AUG 09, 2022   Meeting Type: Special
Record Date:  JUL 05, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Vivek Kumar Dewangan as Director  For       For          Management
      and Approve Appointment of Vivek Kumar
      Dewangan as Chairman & Managing
      Director
2     Authorize Capitalization of Reserves    For       For          Management
      and Issuance of Bonus Shares

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SHANGHAI INTERNATIONAL PORT (GROUP) CO., LTD.

Ticker:       600018         Security ID:  Y7683N101
Meeting Date: JUL 15, 2022   Meeting Type: Special
Record Date:  JUL 08, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Spin-off of Subsidiary on Main  For       For          Management
      Board of Shanghai Stock Exchange in
      Accordance with Relevant Laws and
      Regulations
2     Approve Spin-off of Subsidiary on Main  For       For          Management
      Board of Shanghai Stock Exchange
3     Approve Plan on Spin-off of Subsidiary  For       For          Management
      on Main Board of Shanghai Stock
      Exchange
4     Approve Transaction Complies with       For       For          Management
      Rules for the Spin-off of Listed
      Companies
5     Approve Listing to Safeguard the        For       For          Management
      Legitimate Rights and Interests of
      Shareholders and Creditors
6     Approve Company's Maintaining           For       For          Management
      Independence and Continuous Operation
      Ability
7     Approve Corresponding Standard          For       For          Management
      Operation Ability
8     Approve Explanation of the              For       For          Management
      Completeness, Compliance and Validity
      of Legal Documents Submitted in the
      Spin-off
9     Approve Purpose, Commercial             For       For          Management
      Rationality, Necessity and Feasibility
      Analysis of Spin-off
10    Approve Authorization of the Board to   For       For          Management
      Handle Matters on Spin-off

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon International Securities Funds, Inc.

By: /s/ David DiPetrillo

      David DiPetrillo

      President (Principal Executive Officer)

Date: August 21, 2023